FINANCIAL DATA HIGHLIGHTS - $ / shares		1 Months Ended	2 Months Ended	12 Months Ended
		Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Class A
Per Unit Operating Performance:
Net asset value, beginning of year				$ 1.2045		$ 1.0369		$ 1.0689
Net realized and net change in unrealized trading profit (loss)				(0.0707)		0.1863		(0.0138)
Interest Income	[1]			0.0000
Expenses				(0.0240)	[2]	(0.0187)	[3]	(0.0182)	[3]
Net asset value, end of year		$ 1.1098	$ 1.1098	$ 1.1098		$ 1.2045		$ 1.0369
Total Return:
Total return (as a percent)	[4]			(7.86%)		16.16%		(3.00%)
Ratios to Average Members' Capital:
Expenses (as a percent)				2.01%	[2]	1.79%	[3]	1.74%	[3]
Net investment income (loss) (as a percent)				(2.01%)	[2]	(1.79%)	[3]	(1.74%)	[3]
Class C
Per Unit Operating Performance:
Net asset value, beginning of year				$ 1.1656		$ 1.0135		$ 1.0554
Net realized and net change in unrealized trading profit (loss)				(0.0678)		0.1806		(0.0135)
Interest Income	[1]			0.0000
Expenses				(0.0345)	[2]	(0.0285)	[3]	(0.0284)	[3]
Net asset value, end of year		1.0633	1.0633	$ 1.0633		$ 1.1656		$ 1.0135
Total Return:
Total return (as a percent)	[4]			(8.78%)		15.01%		(3.96%)
Ratios to Average Members' Capital:
Expenses (as a percent)				3.02%	[2]	2.80%	[3]	2.74%	[3]
Net investment income (loss) (as a percent)				(3.02%)	[2]	(2.80%)	[3]	(2.74%)	[3]
Class D
Per Unit Operating Performance:
Net asset value, beginning of year				$ 1.5105		$ 1.2809		$ 1.3008
Net realized and net change in unrealized trading profit (loss)				(0.0899)		0.2332		(0.0168)
Interest Income	[1]			0.0000
Expenses				(0.0076)	[2]	(0.0036)	[3]	(0.0031)	[3]
Net asset value, end of year		1.4130	1.4130	$ 1.4130		$ 1.5105		$ 1.2809
Total Return:
Total return (as a percent)	[4]			(6.45%)		17.93%		(1.53%)
Ratios to Average Members' Capital:
Expenses (as a percent)				0.51%	[2]	0.29%	[3]	0.24%	[3]
Net investment income (loss) (as a percent)				(0.51%)	[2]	(0.29%)	[3]	(0.24%)	[3]
Class I
Per Unit Operating Performance:
Net asset value, beginning of year				$ 1.2963		$ 1.1115		$ 1.1413
Net realized and net change in unrealized trading profit (loss)				(0.0764)		0.2005		(0.0147)
Interest Income	[1]			0.0000
Expenses				(0.0206)	[2]	(0.0157)	[3]	(0.0151)	[3]
Net asset value, end of year		1.1993	1.1993	$ 1.1993		$ 1.2963		$ 1.1115
Total Return:
Total return (as a percent)	[4]			(7.48%)		16.63%		(2.61%)
Ratios to Average Members' Capital:
Expenses (as a percent)				1.61%	[2]	1.39%	[3]	1.34%	[3]
Net investment income (loss) (as a percent)				(1.61%)	[2]	(1.39%)	[3]	(1.34%)	[3]
Class D1
Per Unit Operating Performance:
Net asset value, beginning of year	[5]							$ 1.1609
Net realized and net change in unrealized trading profit (loss)	[5]							(0.0150)
Expenses	[3],[5]							(0.0027)
Net asset value, before liquidation	[5]							1.1432
Less liquidating distribution	[5]							$ 1.1432
Total Return:
Total return (as a percent)	[4],[5]							(1.53%)
Ratios to Average Members' Capital:
Expenses (as a percent)	[3],[5]							0.24%
Net investment income (loss) (as a percent)	[3],[5]							(0.24%)
Class M
Per Unit Operating Performance:
Net asset value, beginning of year				$ 1.1158		$ 0.9463		$ 0.9610
Net realized and net change in unrealized trading profit (loss)				(0.0664)		0.1723		(0.0124)
Interest Income	[1]			0.0000
Expenses				(0.0056)	[2]	(0.0028)	[3]	(0.0023)	[3]
Net asset value, end of year		1.0438	1.0438	$ 1.0438		$ 1.1158		$ 0.9463
Total Return:
Total return (as a percent)	[4]			(6.45%)		17.91%		(1.53%)
Ratios to Average Members' Capital:
Expenses (as a percent)				0.51%	[2]	0.29%	[3]	0.24%	[3]
Net investment income (loss) (as a percent)				(0.51%)	[2]	(0.29%)	[3]	(0.24%)	[3]
Class AA
Per Unit Operating Performance:
Net realized and net change in unrealized trading profit (loss)	[6]		(0.0101)
Interest Income	[1],[6]		0.0000
Expenses	[2],[6]		(0.0041)
Net asset value, end of year	[6]	0.9858	$ 0.9858	$ 0.9858
Total Return:
Total return (as a percent)	[4],[6]		(1.42%)
Ratios to Average Members' Capital:
Expenses (as a percent)	[2],[6]		3.26%
Net investment income (loss) (as a percent)	[2],[6]		(3.26%)
Class II
Per Unit Operating Performance:
Net realized and net change in unrealized trading profit (loss)	[7]	0.0026
Interest Income	[1],[7]	0.0000
Expenses	[2],[7]	(0.0015)
Net asset value, end of year	[7]	$ 1.0011	$ 1.0011	$ 1.0011
Total Return:
Total return (as a percent)	[4],[7]	0.11%
Ratios to Average Members' Capital:
Expenses (as a percent)	[2],[7]	2.13%
Net investment income (loss) (as a percent)	[2],[7]	(2.13%)

[1]	Amount is less than $0.0001 per unit.
[2]	The amounts do not reflect the proportionate share of expense from the FuturesAccess Portfolio Funds and the Underlying Funds.
[3]	The amounts do not reflect the proportionate share of expense from the FuturesAccess Portfolio Funds.
[4]	The total return is calculated for each class taken as a whole based on the change in net asset value. An individual member’s return may vary from these returns based on the timing of the capital transactions.
[5]	Units liquidated as of December 31, 2013.
[6]	Class AA units issued on November 16, 2015.
[7]	Class II units issued on December 7, 2015.